Auditor's remuneration - Fees payable by HSBC's associated pension schemes to PwC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	$ 111,700	$ 104,400	$ 112,000
Year ended 31 Dec	159,100	146,600	155,900
Pension Plan
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	256	320	297
Year ended 31 Dec	256	320	297
Estimated fees paid by associated third parties	$ 7,100	$ 9,900	$ 12,300